Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM	$ 148	$ 158	$ 42
Shared Services Costs Incurred by MSC	155	163	45
Shared Service Billings - MSC to MPM	22	11
Shared Service Billings - MPM to MSC			1
Shared Service Cost Allocation Percentage	49.00%
Cost allocation for unshared services	100.00%
Realized Cost Savings From Shared Services	31	23	1
Due from Related Parties	1	3
Due to Related Parties, Current	1	15
Payables to affiliate	3	15
Related Party Transaction, Sales to Affilitates	23
Receivables from affiliate	5
Purchases from related party	17	27	21
Accounts Payable, Related Parties, Current	1	1	2
Recorded Unconditional Purchase Obligation, Due in Rolling Year Two	113
Recorded Unconditional Purchase Obligation Due in Next Twelve Months	113
Recorded Unconditional Purchase Obligation	92	109	103
Royalty Revenue	2
AGS Purchases of Senior Secured Notes	1
AGS Purchases of First Lien Notes	1
AGS Receipts from arranging issuance of Senior Secured Notes	1
AGS Receipts from arranging issuance of First Lien Notes	1
Maximum borrowing capacity	300
Other Interest and Dividend Income	1
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	51.00%
Momentive Holdings [Member]
Related Party Transaction [Line Items]
Payables to affiliate	3	1
Apollo [Member]
Related Party Transaction [Line Items]
Related party annual fees	3.5
Other Affiliates, Long-term Commitment Contracts [Member]
Related Party Transaction [Line Items]
Related party ownership of another related party	50.00%
Other Affiliates, Lenders [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 160
Maximum [Member] | Apollo [Member]
Related Party Transaction [Line Items]
Term of agreement	12 years